Supplemental Oil and Gas Reserve Information (Unaudited) (Estimated Conversion of Proved Undeveloped Reserves) (Detail)	Dec. 31, 2016 USD ($) bbl
CAPEX 2017 | $	$ 0
CAPEX 2018 | $	2,194.2
CAPEX 2019 | $	1,664.0
CAPEX 2020 | $	182.0
CAPEX 2021 | $	$ 288.0
MBOE’s 2017 | bbl	0
MBOE’s 2018 | bbl	50.4
MBOE’s 2019 | bbl	126.2
MBOE’s 2020 | bbl	232.9
MBOE’s 2021 | bbl	298.3